JANUARY 21, 2002 SUPPLEMENT TO THE
                                                     TRAVELERS PRIMELITE ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001
                                             AND SUPPLEMENTED SEPTEMBER 24, 2001



As of January 21, 2002, the Select Government Portfolio of the Smith Barney Investment Series is available to all new and existing contract owners. This fund should be added to the list of available funding options on the cover page of the prospectus. Any reference to the fund being closed or substituted with another funding option is deleted.